Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income tax (expense) benefit

	Year Ended December 31,
	2021	2020	2019 (1) (2)

	(€ in thousands)
Current tax (expense) income	--	--	--
Deferred tax (expense) income	(65)	88	(39)
Total	(65)	88	(39)

(1) Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

Sources of deferred tax assets and liabilities

	December 31,
	2021		2020

	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	--	(7)	--	(8)
Other receivables and current assets	722	(7)	1,092	(92)
Inventories	8	(4)	16	(291)
Property, Plant & Equipment	5	(309)	5	(559)
Trade liabilities	320	--	429	--
Current financial liabilities	90	(1,406)	1,148	--
Current financial assets	--	(838)	65	--
Other current liabilities and provisions	19	(2,109)	239	(2,053)
Contract liabilities	543	(607)	762	(762)
Contract liabilities non current	65	--	--	--
Non-current other assets	--	(79)	--	(28)
Non-current financial liabilities	3,405	--	764	--
Non-current financial assets	--	--	--	(663)
Tax losses carried forward	467	--	138	--
Valuation allowance	(203)	(162)	(248)	(6)
Tax assets (liabilities)	5,441	(5,528)	4,410	(4,462)
Set off of tax	(5,441)	5,441	(4,410)	4,410
Net tax	--	(87)	--	(52)

Reconciliation of income tax benefit (expense)

	Year Ended December 31,
	2021	2020	2019 (1) (2)

	(€ in thousands)
Loss before tax	(10,521)	(15,569)	(13,939)
Tax expense at prevailing statutory rate (28%)	2,946	4,359	3,903
Non-deductible expenses	(875)	(732)	(447)
Non-taxable income	146	80	--
Tax-rate related differences	(45)	(69)	(198)
Unrecognized temporary differences and tax losses	(2,237)	(3,550)	(3,297)
Income tax (expense) income	(65)	88	(39)

(1) Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.